Variable Interest Entities - Additional Information (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Variable Interest Entity [Line Items]
Assets	$ 106,752	$ 104,006	$ 17,843
Liabilities	272,153	255,414	133,690
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Assets	9,700	9,700	9,700
Liabilities	130,900	122,700	95,100
Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Assets	4,800	5,400	7,400
Liabilities	$ 300	$ 300	$ 300